FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Textual) - USD ($)				1 Months Ended	12 Months Ended
	Mar. 06, 2015	Jan. 08, 2015	Sep. 02, 2014	Jun. 23, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Of Financial Instruments Textual [Abstract]
Derivative, Gain (Loss) on Derivative, Net					$ (1,222,000)	$ 1,638,000
Impairment of Oil and Gas Properties					$ 4,718,000	24,478,000
SOS Warrant [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Warrant Issued To Purchased Common Stock					500,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 25.00
Share Price					$ 3.10
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					1 year 5 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					101.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.02%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value					$ 144,000
Derivative, Gain (Loss) on Derivative, Net					20,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding					$ 164,000
Convertible Debt [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Debt Conversion, Converted Instrument, Amount				$ 6,846,000		6,850,000
Debt Conversion, Converted Instrument, Shares Issued				1,369,293	1,369,293
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 0	$ 6,000
Debt Instrument, Interest Rate, Effective Percentage				8.00%
Derivative Assets (Liabilities), at Fair Value, Net				$ (43,000)
Derivative, Underlying						convertible at any time at the holders option into shares of Common Stock at $20.00 per share, or 342,323 underlying conversion shares
Convertible Debt [Member] | Maximum [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Debt Instrument, Convertible, Conversion Price				$ 20.00
Convertible Debt [Member] | Minimum [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Debt Instrument, Convertible, Conversion Price				$ 5.00
Abraham Miran [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Description of Employment agreement							cash bonus payment to Mr. Mirman of up to 3.0 times his base salary.
Deferred Compensation Liability, Current						$ 104,000
Other Deferred Compensation Arrangements, Liability, Current						87,000
Kevin Nanke [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Performance Fees	$ 100,000
Deferred Compensation Liability, Current						83,000
Other Deferred Compensation Arrangements, Liability, Current						69,000
Ariella Fuchs [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Deferred Compensation Liability, Current						80,000
Other Deferred Compensation Arrangements, Liability, Current						$ 67,000
Consulting Agreement [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Warrant Issued To Purchased Common Stock						100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			$ 3.12			$ 20.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			641,026			100,000
Share Price			$ 3.10			$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			2 years 8 months 1 day			3 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			101.00%			100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.38%			1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 1,210,000			$ 44,000
Derivative, Gain (Loss) on Derivative, Net			$ 1,170,000			$ 350,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 20.00
Warrants To Purchas Common Stock			100,000
Options To Purchase Common Stock			100,000
Credit Agreement [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price		$ 4.05			$ 4.05	$ 25.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		22,500			22,500	22,500
Share Price					$ 3.10	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					3 years 7 days	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					101.00%	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.50%	1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value					$ 42,000	$ 12,000
Derivative, Gain (Loss) on Derivative, Net					$ 30,000	$ 12,000